Material related party transactions - Transactions with key management personnel (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions
Sales to a shareholder				$ 16,950	$ 393,342
Services provided by a company with control from a director of the Company	$ 30,664	$ 49,421	$ 90,353
Purchase from a joint venture		$ 53,981	53,981	$ 21,119	$ 5,590
Legal and professional fee paid on behalf of related companies			$ 9,060